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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00825

American Growth Fund, Inc.
110 16th Street
Suite 1400
Denver, Colorado 80202

303-626-0600
800-525-2406

Date of fiscal year end: 07/31/2010
Date of reporting period: 07/31/2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory,disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


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Item 1 Reports to Stockholders
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(cover, photograph)

American Growth Fund, Inc.
Annual Report
for the year ended July 31, 2010

                                                               cover page 1
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(photograph, Robert Brody)

September 10, 2010

Dear Shareholders:

The gross domestic product, which is a measure of the growth of the economy, has shown a positive gain of 1.6%* which is less than many economists had expected. This is a sign that the economy is growing at a rate slower than anticipated. Since May 14th through the present, the stock market has been trading in a 10% range. I anticipate that the market, in the upcoming months, will grow out of this trading range as the economy improves. While I would like to see faster growth, I do feel that the economy is headed in the right direction and in the future we may see a significant increase in the broader stock market indices and American Growth Fund.

I believe that the stock market is presently, or very close to its bottom. Although many are skeptical and fearful when they see down days, I think it is very temporary. Believing as I do, this would be an excellent time to reinvest money in American Growth Fund.

The Funds performance has been led by computer, biotechnology, and drug industries. Your Fund has been repositioned to take advantage of future market opportunities. We remain bullish in these sectors and continue to look for outperforming stocks. Our philosophy has always been to find the best and most stable companies for you. As you will see in the following pages, most of the companies you hold an interest in are household names.
My staff and I are always available to discuss your account or answer any questions you might have. Please call our toll free number, 800-525-2406 or, within Colorado, 303-626-0600.

American Growth Fund wishes you A Good Future!


Sincerely,

(graphic, Robert Brody&acute;s signature)

Robert Brody
President
American Growth Fund, Inc.

* as reported 09/17/2010 by www.tradingeconimics.com.                page 2
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How American Growth Fund, Inc. Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS
July 31, 2010

	                                                         Market
Description of Security	                          Shares         Value

COMMON STOCK

Computer & Peripherals Industry  42.18%
Hewlett Packard Company...........................87,230         $ 4,016,069
     (A designer and manufacturer of precision electronic
     products.)
Cisco Systems*....................................67,200	   1,550,304
     (The leading supplier of high-performance
     inter-networking products.)
EMC Corp.*........................................66,600	   1,318,014
     (Designs, manufactures, markets, and supports high          -----------
     performance storage products for selected mainframe
     and open computing systems.)
		                                                   6,884,387
                                                                 -----------
Biotechnology Industry  13.54%
Amgen Inc.*.......................................40,520	   2,209,556
     (Utilizes biotechnology to develop human pharmaceutical products.)

Drug  9.18%
Cephalon Inc.*....................................26,400	   1,498,200
     (A biopharmaceutical company which develops and             -----------
     markets products to treat neurological and sleep disorders, cancer and pain.)

Semiconductor Industry  6.76%
Intel Corp........................................53,600	   1,104,160
     (A leading manufacturer of integrated circuits.)	         -----------

Wireless Networking Industry  4.81%
Network Appliance, Inc.*..........................18,550	     784,665
     (A leading supplier of network attached data storage        -----------
     and access devices, called filers.)

*Non-income producing security
See accompanying notes to financial statements.
                                                                     page 3
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How American Growth Fund, Inc. Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS
July 31, 2010

	                                                         Market
Description of Security	                          Shares         Value

Diversified Company Industry  4.29%
General Electric..................................37,000           $ 596,440
     (One of the largest & most diversified industrial
     companies.)
Chemed Corp........................................1,950	     103,194
     (The nations leading provider of plumbing and              -----------
     drain services throughout North America.)
		                                                     699,634
                                                                 -----------
Pharmacy Services  4.26%
Walgreens Co......................................24,350	     695,192
     (The nations second largest drug retail chain and          -----------
     distributor.)

Insurance Industry  3.39%
AXA ADS...........................................30,024	     553,943
     (The holding company of an international group of           -----------
     insurance and related financial services.)

Entertainment Industry  2.24%
Time Warner, Inc..................................11,633	     365,974
     (A leading internet/media provider.)		         -----------

Beverage Industry  2.15%
Cott Corp*........................................59,000	     350,460
     (A non-alcoholic beverage company that engages in           -----------
     the production, packaging and distribution of retailer brand and branded bottled and canned soft drink in North America and internationally.)

Railroad  1.92%
Kansas City Southern*..............................8,550	     313,785
     (A holding company that has railroad investments in         -----------
     the U.S., Mexico and Panama.)

*Non-income producing security
See accompanying notes to financial statements.
                                                                     page 4
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How American Growth Fund, Inc. Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS
July 31, 2010

	                                                         Market
Description of Security	                          Shares         Value

Computer Software and Services Industry  1.36%
Fair, Isaac & Co...................................9,300	   $ 221,805
     (Provides decision-making solutions to clients in           -----------
     the financial services, telecommunications and retail industries.)

Semiconductor Capital Equipment  1.28%
Teradyne, Inc.*...................................19,500	     209,820
     (The world's largest producer of automated test             -----------
     equipment for semiconductors.)

Machinery Industry  1.20%
Flowserve Corp.....................................1,070	     106,101
     (Makes, designs and markets fluid-handling equipment
     (pumps, valves and mechanical seals) for industries
     that use difficult-to-handle or corrosive fluids.)
Middleby Corp*.....................................1,550	      89,141
     (Develops, manufactures, markets and services               -----------
     equipment used for commercial food cooking,
     preparation, and processing.)
		                                                     195,242
                                                                 -----------
Cable TV Industry   0.82%
Time Warner Cable..................................2,346	     134,121
     (The second largest cable operator in the U.S.)	         -----------

Hotel/Gaming Industry  0.27%
Scientific Games Corp*.............................4,210	      44,584
     (An international provider of services, systems,            -----------
     and products to the lottery and pari-mutuel wagering operators.)

*Non-income producing security
See accompanying notes to financial statements.
                                                                     page 5
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How American Growth Fund, Inc. Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS
July 31, 2010

	                                                         Market
Description of Security	                          Shares         Value

Air Transport  0.22%
Jetblue Airways*...................................5,500	    $ 35,365
     (Provides passenger air transportation services in          -----------
     the United States.)


Total Common Stocks (cost $22,264,962) - 99.87%.........	  16,300,893
                                                                 -----------
Total Investments, at Market Value
     (cost $22,264,962)...........................99.87%	  16,300,893
Cash and Receivable, Less Liabilities..............0.13%	      21,049
                                             -----------         -----------
Net Assets.......................................100.00%	$ 16,321,942
                                             -----------         -----------

*Non-income producing security
See accompanying notes to financial statements.
                                                                     page 6
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Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES, JULY 31, 2010


ASSETS:
Investments, at market value (cost $22,264,962)................$ 16,300,893
Cash.................................................................52,815
Receivables:
   Dividends and Interest ...............................................37
                                                                -----------
Total assets.....................................................16,353,745
LIABILITIES:
Shares of beneficial interest redeemed..................................765
12b-1 fees............................................................4,815
Management fee.......................................................13,566
Other accrued expenses...............................................12,657
                                                                -----------
Total liabilities....................................................31,803
                                                                -----------
NET ASSETS                                                     $ 16,321,942
                                                                ===========
COMPOSITION OF NET ASSETS:
Paid-in capital................................................$ 42,203,593
Accumulated net realized loss from investment transactions......(19,917,582)
Net unrealized depreciation of investments.......................(5,964,069)
                                                                -----------
Net assets                                                     $ 16,321,942
NET ASSET VALUE PER SHARE:	                                ===========
Class A Shares:
      Net asset value and redemption price per share (based
      on net assets of $4,853,478 and 1,904,153 shares of
      beneficial interest outstanding)	                             $ 2.55
      Maximum offering price per share (net asset value plus
      sales charge of 5.75% of offering price) 	                     $ 2.71
Class B Shares:
      Net asset value, redemption price and offering price
      per share (based on net assets of $1,522,697 and
      663,525 shares of beneficial interest outstanding)	     $ 2.29
Class C Shares:
      Net asset value, redemption price and offering price
      per share (based on net assets of $2,750,499 and
      1,203,787 shares of beneficial interest outstanding)	     $ 2.28
Class D Shares:
      Net asset value and redemption price per share (based
      on net assets of $7,195,268 and 2,720,406 shares of
      beneficial interest outstanding)	                             $ 2.64
      Maximum offering price per share (net asset value plus
      sales charge of 5.75% of offering price)  	             $ 2.80

See accompanying notes to financial statements.
                                                                     page 7
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Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENT OF OPERATIONS FOR THE YEAR ENDED JULY 31, 2010


INVESTMENT INCOME:
      Dividends/Interest (Net of $5,475 foreign withholding tax)...$ 145,565
                                                                 -----------
Total investment income..............................................145,565
	                                                         -----------
EXPENSES:
Investment advisory fees (Note 4)....................................177,959
Administration expenses (Note 4).....................................154,711
Transfer agent, shareholder servicing and data processing fees........95,910
Accounting Fees.......................................................67,069
Rent expense (Note 4)................................................105,230
Custodian fees ........................................................5,847
Professional fees.....................................................33,480
Registration and filing fees:
      Class A.........................................................17,441
      Class B..........................................................6,604
      Class C.........................................................10,398
      Class D.........................................................27,432
Shareholder reports....................................................7,526
Distribution and service fees:
Class A...............................................................15,342
Class B...............................................................18,901
Class C...............................................................30,100
Directors fees (Note 4)................................................7,500
Other expenses........................................................91,691
                                                                 -----------
Total expenses.......................................................873,141
                                                                 -----------
Net Investment Loss.................................................(727,576)

REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENTS:
Net realized loss on investments..................................(5,833,684)
Net change in unrealized depreciation on investments...............7,080,308
                                                                 -----------
Net gain on investments............................................1,246,624
                                                                 -----------
Net increase in net assets resulting from operations...............$ 519,048
	                                                         ===========

See accompanying notes to financial statements.
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Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS



	                                         Year Ended      Year Ended
                                              July 31, 2010   July 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM	      -------------   -------------
OPERATIONS:
Net investment loss..............................$ (727,576)	 $ (706,431)
Net realized loss on investments.................(5,833,684)	 (3,712,948)
Net change in unrealized depreciation on
   investments....................................7,080,308    	    252,073
                                              -------------   -------------
Net increase (decrease) in net assets resulting
   from operations..................................519,048	 (4,167,306)

BENEFICIAL INTEREST TRANSACTIONS:
Net increase (decrease) in net assets resulting
from beneficial interest transactions (Note 2):
Class A..............................................35,251	   (193,377)
Class B............................................(671,095)	   (634,524)
Class C............................................(281,232)	   (273,648)
Class D............................................(858,169)	   (523,035)
                                              -------------   -------------
Net change in net assets derived from
beneficial interest transactions.................(1,775,245)     (1,624,584)
                                              -------------   -------------
Total decrease...................................(1,256,197)	 (5,791,890)
Net Assets - Beginning of year...................17,578,139	 23,370,029
                                              -------------   -------------
Net Assets - End of period.....................$ 16,321,942    $ 17,578,139
                                              =============   =============

See accompanying notes to financial statements.
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Financial Highlights

					   Class A
					   Year Ended July 31,

	                                   2010   2009   2008   2007   2006
Per Share Operating Data:                  ----   ----   ----   ----   ----
Net Asset Value,
   Beginning of Period....................$2.49  $2.99  $3.44  $2.98  $3.00
                                         ----------------------------------
Income (loss) from investment operations:
Net investment loss4.....................(0.11) (0.10) (0.12) (0.09) (0.08)
Net realized and unrealized gain (loss)...0.17	(0.40) (0.33)  0.55   0.06
Total income (loss) from investment      ----------------------------------
   operations.............................0.06	(0.50) (0.45)  0.46  (0.02)
                                         ----------------------------------
Net Asset Value, End of Period............$2.55  $2.49  $2.99  $3.44  $2.98
                                         ----------------------------------
Total Return at Net Asset Value1...........2.4%(16.7)%(13.1)%  15.4% (0.7)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands).$4,853 $4,706 $5,953 $7,674 $6,452
Ratio to average net assets:             ----------------------------------
Net investment loss.....................(3.99)%(4.12)%(3.37)%(2.83)%(2.80)%
Expenses2.................................4.80%	 5.11%	4.08%  3.67%  3.55%
Portfolio Turnover Rate3.....................8%	   12%	  18%	  0%	 0%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the year ended July 31, 2010, aggregated $1,371,475 and $3,812,122, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.

See accompanying notes to financial statements.
                                                                    page 10
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Financial Highlights

					   Class B
					   Year Ended July 31,

	                                   2010   2009   2008   2007   2006
Per Share Operating Data:                  ----   ----   ----   ----   ----
Net Asset Value,
   Beginning of Period....................$2.25  $2.72  $3.16  $2.75  $2.79
                                         ----------------------------------
Income (loss) from investment operations:
Net investment loss4.....................(0.13)	(0.11) (0.14) (0.12) (0.17)
Net realized and unrealized gain (loss)...0.17	(0.36) (0.30)  0.53   0.13
Total income (loss) from investment      ----------------------------------
  operations..............................0.04  (0.47) (0.44)  0.41  (0.04)
                                         ----------------------------------
Net Asset Value, End of Period............$2.29  $2.25  $2.72  $3.16  $2.75
                                         ----------------------------------
Total Return at Net Asset Value1           1.8%(17.3)%(13.9)%  14.9% (1.4)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands).$1,523 $2,124 $3,408 $5,318 $5,054
Ratio to average net assets:             ----------------------------------
Net investment loss.....................(4.70)%(4.81)%(4.05)%(3.57)%(3.57)%
Expenses2.................................5.51%	 5.79%	4.77%  4.39%  4.31%
Portfolio Turnover Rate3.....................8%	   12%    18%     0%     0%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the year ended July 31, 2010, aggregated $1,371,475 and $3,812,122, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.

See accompanying notes to financial statements.
                                                                    page 11
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Financial Highlights

					   Class C
					   Year Ended July 31,

	                                   2010   2009   2008   2007   2006
Per Share Operating Data:                  ----   ----   ----   ----   ----
Net Asset Value,
   Beginning of Period                    $2.24  $2.72  $3.15  $2.75  $2.78
                                         ----------------------------------
Income (loss) from investment operations:
Net investment loss4.....................(0.12)	(0.10) (0.13) (0.11) (0.04)
Net realized and unrealized gain (loss)...0.16	(0.38) (0.30)  0.51   0.01
Total income (loss) from investment      ----------------------------------
   operations.............................0.04  (0.48) (0.43)  0.40  (0.03)
                                         ----------------------------------
Net Asset Value, End of Period...........$2.28   $2.24	$2.72  $3.15  $2.75
                                         ----------------------------------
Total Return at Net Asset Value1...........1.8%(17.7)%(13.7)%  14.6% (1.1)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands).$2,750 $2,960 $3,986 $5,350 $4,855
Ratio to average net assets:             ----------------------------------
Net investment loss.....................(4.70)%(4.82)%(4.07)%(3.56)%(3.50)%
Expenses2.................................5.50%	 5.81%	4.78%  4.39%  4.24%
Portfolio Turnover Rate3.....................8%	   12%	  18%	  0%	 0%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the year ended July 31, 2010, aggregated $1,371,475 and $3,812,122, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.

See accompanying notes to financial statements.
                                                                    page 12
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Financial Highlights

					   Class D
					   Year Ended July 31,

	                                   2010   2009   2008   2007   2006
Per Share Operating Data:                  ----   ----   ----   ----   ----
Net Asset Value,
   Beginning of Period....................$2.57  $3.08  $3.54  $3.05  $3.06
                                         ----------------------------------
Income (loss) from investment operations:
Net investment loss4.....................(0.11) (0.09) (0.10) (0.09) (0.19)
Net realized and unrealized gain (loss)...0.18	(0.42) (0.36)  0.58   0.18
Total income (loss) from investment      ----------------------------------
   operations.............................0.07	(0.51) (0.46)  0.49  (0.01)
                                         ----------------------------------
Net Asset Value, End of Period...........$2.64	 $2.57	$3.08  $3.54  $3.05
                                         ----------------------------------
Total Return at Net Asset Value1..........2.7% (16.6)%(13.0)%  16.1% (0.3)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands).$7,195 $7,789$10,024$12,374$12,635
Ratio to average net assets:             ----------------------------------
Net investment loss.....................(3.69)%(3.82)%(3.06)%(2.55)%(2.56)%
Expenses2.................................4.50%	 4.81%	3.78%  3.36%  3.31%
Portfolio Turnover Rate3.....................8%	   12%	  18%	  0%	 0%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the year ended July 31, 2010, aggregated $1,371,475 and $3,812,122, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.

See accompanying notes to financial statements.
                                                                    page 13
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Notes to Financial Statements

1.  Summary of Significant Accounting Policies
American Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to seek capital appreciation. The Fund's investment advisor is Investment Research Corporation (IRC). The Fund offers Class A, Class B, Class C and Class D shares. Class D shares are available to shareholders of accounts established prior to March 1, 1996. Class A and Class D have a maximum sales charge load) imposed on purchases (as a percentage of offering price) of 5.75%. Purchases of Class A and Class D shares in amounts of $1,000,000 or more which are not subject to an initial sales charge generally will be subject to a contingent deferred sales charge of 1.0% of amounts redeemed within the first year of purchase. Class B has a Maximum deferred sales charge (Contingent Deferred Sales Charge) as a percentage of original purchase price or redemption proceeds, whichever is lower, for the 1st 2 years of 5%, 3rd & 4th years - 4%, 5th yr. - 3%, 6th yr. - 2%, 7th yr. - 1%. Class C has a maximum deferred sales charge as a percentage of original purchase price or redemption proceeds, whichever is lower, of 1% for the first year. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan and expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares seven years after date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
Reclassifications - Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended July 31, 2010, the Fund decreased its net investment loss and decreased paid in capital by $727,576.
Investment Valuation - Investment securities traded on the New York Stock Exchange or other stock exchange approved for this purpose by the board of directors will be valued on the basis of the closing sale thereof on such stock exchange, or, if such sale is lacking, at the mean between closing bid and asked prices on such day. If no bid and asked prices are quoted for such day or information as to New York or other approved exchange transactions is not readily available, the security will be valued by reference to recognized composite quotations or such other method as the board of directors in good faith deems will reflect its fair market value. Securities not traded on any stock exchange but for which market quotations are readily available are valued on the basis of the mean of the last bid and asked prices. Short-term securities are valued at the mean between the closing bid and asked prices or by such other method as the board of directors determines to reflect their fair market value. The board of directors in good faith determines the manner of ascertaining the fair market value of other securities and assets.
Allocation of Income, Expenses, Gains and Losses - Income, expenses
(other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Income Taxes - No provision for federal income or excise taxes has been made because the Fund intends to comply with the provisions of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Funds tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009), or expected to be taken in the Fund's 2010 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Colorado State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Classification of Distributions to Shareholders - The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
Security Transactions and Related Investment Income - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment

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Notes to Financial Statements

transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis used for federal income tax purposes.
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Securities Valuations - As described in note 1, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the companys own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used, as of July 31, 2010, in valuing the Funds assets carried at fair value:
Equity		        Level 1	        Level 2	Level 3	Total
--------------------------------------------------------------------
Common Stock		$ 16,300,893	0	0	$ 16,300,893

The industry classifications of Level 1 investments are included in the Statement of Investments.
New Accounting Pronouncement - In January 2010, the FASB issued Accounting Standards Update "Improving Disclosures about Fair Value Measurements" ("ASU"). The ASU requires enhanced disclosures about a) transfers into and out of Level 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no transfers in to and out of Level 1 and 2 during the current period presented.
The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Funds financial statements.

2.  Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

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Notes to Financial Statements



				    Year Ended             Year Ended
				   July 31, 2010          July 31, 2009
	                        Shares      Amount      Shares      Amount
Class A:
Sold	                       397,762 $1,058,571      401,512	  $903,495
Dividends and distributions
   reinvested	                     -	        -	     -	         -
Redeemed	              (386,738)(1,023,320)    (501,100)	(1,096,872)
                              ---------------------------------------------
Net increase (decrease)	        11,024	  $35,251      (99,588)	 $(193,377)
===========================================================================
Class B:
Sold	                        24,673    $58,246	62,017    $134,097
Dividends and distributions
   reinvested	                     -	        -	     -	         -
Redeemed	              (303,799)	 (729,341)    (372,609)	  (768,621)
                              ---------------------------------------------
Net decrease	              (279,126)	$(671,095)    (310,592)	 $(634,524)
===========================================================================
Class C:
Sold	                       200,592	 $479,050      275,758	  $587,945
Dividends and distributions
   reinvested	                     -	        -	     -	         -
Redeemed	              (316,048)	 (760,282)    (424,558)	  (861,593)
                              ---------------------------------------------
Net decrease	              (115,456)	$(281,232)    (148,800)	 $(273,648)
===========================================================================
Class D:
Sold	                         5,345	  $15,260	25,294	   $61,824
Dividends and distributions
   reinvested	                     -	        -	     -	         -
Redeemed	              (313,766)	 (873,429)    (252,262)	  (584,859)
                              ---------------------------------------------
Net decrease	              (308,421)	$(858,169)    (226,968)	 $(523,035)
===========================================================================

3.  Realized and Unrealized Gains and Losses on Investments
The identified tax cost basis of investments at July 31, 2010 was $22,264,962. Net unrealized depreciation on investments of $5,964,069, based on identified tax cost as of July 31, 2010, was comprised of gross appreciation of $2,929,838 and gross depreciation of $8,893,907.

4.  Underwriting, Investment Advisory Contracts and Service Fees
Under the investment advisory contract with IRC, the advisor receives annual compensation for investment advice, computed and paid monthly, equal to 1% of the first $30 million of the Fund's average annual net assets and 0.75% such assets in excess of $30 million. The Fund pays its own operating expenses.
Class B and Class C shares are subject to annual service and distribution fees of 0.25% and 0.75% of average daily net assets, respectively. Class A shares are subject to annual service and distribution fees no greater than 0.30% of average daily net assets, respectively.
For the year ended July 31, 2010 commissions and sales charges paid by investors on the purchase of Fund shares totaled $1,893 of which $378 was retained by World Capital Brokerage, Inc. ("WCB"), an affiliated broker/dealer which serves as the underwriter and distributor of the Fund. Sales charges advanced to broker/dealers by WCB on sales of the Fund's
Class B and C shares totaled $6,970. For the year ended July 31, 2010, WCB received contingent the Fund's Class B and C shares totaled $6,970. For the year ended July 31, 2010, WCB received contingent deferred sales charges of $1,196 upon redemption of Class B and C shares, as reimbursement for sales commissions advanced by WCB upon the sale of such shares. No payments were made by the Fund to WCB for brokerage commission on securities transactions.

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Notes to Financial Statements

Certain officers of the Fund are also officers of WCB and IRC. For the year ended July 31, 2010, the Fund paid directors' fees and expenses of $7,500. For the year ended July 31, 2010, under an agreement with IRC, the Fund was charged $154,711 for the costs and expenses related to employees of IRC who provided administrative, clerical and accounting services to the Fund. In addition, the Fund was charged $105,230 by an affiliated company of IRC for the rental of office space.
5.  Federal Income Tax Matters
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
At July 31, 2010, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $17,212,236, of which $1,915,926 expires 2011, $1,926,517 expires 2012, $2,254,368 expires 2013,
$617,552 expires 2015, $3,656,587 expires 2016, $283,470 expires 2017 and
6,557,816 expires in 2018.
The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses, foreign currency and tax allocations. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified to paid-in capital.
As of July 31, 2010 the components of distributable losses on a tax basis were as follows:
	Capital loss carry forward	(17,212,236)
	Unrealized depreciation	         (5,964,069)
	Post October Loss		 (2,705,346)
	                                ------------
	                                (25,881,651)
                                        ============
6.  Subsequent Events
The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.
For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, the Fund is required to disclose the date through which subsequent events have been evaluated. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and
Shareholders of American Growth Fund, Inc.

We have audited the accompanying statement of assets and liabilities of American Growth Fund, Inc. (the "Fund"), including the statement of investments, as of July 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Growth Fund, Inc. as of July 31,2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

(graphic - signature)
Philadelphia, Pennsylvania
September 10, 2010

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Analysis of Expenses (unaudited)
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A and D shares or contingent deferred sales charges ("CDSC") with respect to Class B and C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The tables below are based on an investment of $1,000 invested on August 1, 2009 and held for the twelve months ended July 31, 2010.

Actual expenses
This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

For the twelve months ended July 31, 2010

		Actual
		Total Return
		Without		Beginning	Ending		Expenses
		Sales		Account		Account		Paid During
		Charges(1)	Value		Value	     	The Year(2)
		-----------------------------------------------------------
Class A		2.41%		$1,000.00	$1,024.10	$48.58
Class B		1.78%		$1,000.00	$1,017.80	$55.59
Class C		1.79%		$1,000.00	$1,017.90	$55.49
Class D		2.72%		$1,000.00	$1,027.20	$45.61
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable Contingent Deferred Sales Charges ("CDSC") with respect to Class C Shares. Total return is annualized.
(2) Expenses are equal to the annualized expense ratio of 4.80%, 5.51%, 5.50% and 4.50% for the Funds Class A, B, C, and D shares, respectively, multiplied by the average account value over the year.

Hypothetical example for comparison purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.
Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class B and C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                    page 19
---------------------------------------------------------------------------

For the twelve months ended July 31, 2010

                Hypothetical
                Annualized      Beginning        Ending        	Expenses
                Total          	Account         Account      	Paid Expenses
                Return          Value           Value      	The Year(1)
                -------------------------------------------------------------
Class A		5.00%		$1,000.00	$1002.00	$48.05
Class B		5.00%		$1,000.00	$994.90		$54.96
Class C		5.00%		$1,000.00	$995.00		$54.86
Class D		5.00%		$1,000.00	$1,005.00	$45.11
 (1) Expenses are annualized expense ratio of 4.80%, 5.51%, 5.50% and 4.50% for the Funds Class A, B, C, and D shares, respectively, multiplied by the average account value over the year.

Allocation of Portfolio Assets
(Calculated as a percentage of Net Assets)

July 31, 2010

	Sector Breakdown

	Computer & Peripherals Industry		  42.18%
	Biotechnology Industry			  13.54%
	Drug					  9.18%
	Semiconductor Industry			  6.76%
	Wireless Networking Industry		  4.81%
	Diversified Company Industry		  4.29%
	Pharmacy Services			  4.26%
	Insurance Industry			  3.39%
	Entertainment Industry			  2.24%
	Beverage Industry			  2.15%
	Railroad				  1.92%
	Computer Software and Services Industry   1.36%
	Semiconductor Capital Equipment	  	  1.28%
	Machinery Industry			  1.20%
	Cable TV Industry			  0.82%
	Hotel/Gaming Industry			  0.27%
	Air Transport				  0.22%
	-----------------------------------------------
	Total Investments - Common Stocks        99.87%
	Cash and Receivables, less Liabilities	  0.13%
	-----------------------------------------------
	Total Net Assets		        100.00%
	===============================================



NOTICE TO SHAREHOLDERS at July 31, 2010 (Unaudited)
How to Obtain a Copy of the Funds Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-525-2406 or on the SECs website at http://www.sec.gov.

                                                                    page 20
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How to Obtain a Copy of the Funds Proxy Voting Records for the 12-Month
Period Ended June 30, 2009

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-525-2406. Furthermore, you can obtain the Funds proxy voting records on the SECs website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds
Form N-Q is available on the SECs website at http://www.sec.gov. The Funds Form N-Q may be reviewed and copied at the SECs Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds Form N-Q is also available by calling 1-800-525-2406.

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee your Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
Name, Address, and Age
Position(s) Held with Fund
Term of Office1 and Length of Time Served
Principal Occupation(s) During Past 5 Years
Number of Portfolios in Fund Complex Overseen by Director
Other Directorships Held by Director
--------------------
Robert Brody2 (84)
110 Sixteenth Street,
Suite 1400
Denver, Colorado
President, Director
Since August 1958
See below for affiliations with Investment Research Corporation (the Adviser or IRC) and Distributor
1
World Capital Brokerage, Inc.,
Investment Research Corporation
--------------------
Eddie R. Bush (70)
1400 W. 122nd Ave.
Suite 100
Westminster, Colorado
Director and Audit Committee Member (financial expert)
Since September 1987
Certified Public Accountant
1
None
--------------------
Harold Rosen (82)
1 Middle Road
Englewood, CO
Director
Since December 1995
Owner of Bi-Rite Furniture Stores.
1
None
--------------------                                                page 21
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John Pasco III (62)
8730 Stony Point Parkway
Suite 205
Richmond,  VA  23235
Director
Since December 2006
Mr. Pasco is Treasurer and a Director of Commonwealth Shareholder Services, Inc. ("CSS") a Fund Administrator; President and Director of First Dominion Capital Corp. ("FDCC"), a FINRA registered Broker Dealer; President and Director of Fund Services, Inc., a Transfer and Disbursing Agent; President and Treasurer of Commonwealth Capital Management, Inc. an SEC registered Investment Advisor; President of Commonwealth Capital Management, LLC, an SEC registered Investment Advisor; President and Director of Commonwealth Fund Accounting, Inc., which provides bookkeeping services to the Fund; and Chairman and Trustee of The World Insurance Trust, a registered investment company, since May, 2002. Mr. Pasco is also a certified public accountant.
1
Chair-man of the World Funds Inc. (10 Funds).
Chair-man of The World Insur-ance Trust (1 Fund)
--------------------
Dr. Brian Brody (56)*
6901 S. Pierce St.
Suite #100M,
Littleton, CO
Director
Since June 2008
Doctor of Professional Psychology
1
None
--------------------
Timothy E. Taggart (55)
110 Sixteenth Street,
Suite 1400
Denver, CO
Treasurer and Chief Compliance Officer
Since April 2004
Principal financial and accounting officer, employee of Adviser since 1983. See below for affiliation with Distributor.
N/A
N/A
--------------------
Michael L. Gaughan (42)
2001 Avenue D
Scottsbluff, NE
Secretary
Since September 2004
Employee of the Fund since 1995.
N/A
N/A
--------------------
The Fund's Statement of Additional Information includes additional information about the Fund&acute;s trustees, and is available without charge upon request by calling 1-800-525-2406.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on September 23, 2010, the board of trustees (the "Board") considered and approved the continuance of the investment advisory agreement (the "Advisory Agreement") with Investment Research Corp. (the "Advisor") pertaining to the American Growth Fund (the "Fund") for a period ending October 15, 2011. Prior to the meeting, the Board had requested detailed information from the Advisor regarding the Fund. This information formed the primary (but not exclusive) basis for the Boards determinations. Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory
Agreement:

1.	The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Board considered the Advisors specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Advisor involved in the day-to-day activities of the Fund, including administration, marketing and compliance. The Board noted the ongoing page 22
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Advisors commitment to responsible Fund growth. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisors compliance record, and the Advisors business continuity plan.
The Board also considered the prior relationship between the Fund and the Advisor, as well as the Boards knowledge of the Advisors operations. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.
2.	The Funds historical year-to-date performance and the overall performance of the Advisor. In assessing the quality of the portfolio management services delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, in comparison to the Standard and Poors 500 and in comparison to its peers. The Board noted the Funds Class A shares performed satisfactorily when compared to its peers and the Index. The Board was presented details regarding the Funds performance by the Advisor and concluded that the fund was operating within the parameters of the Funds Objective as described in the Prospectus and that the advisors overall performance was satisfactory.
3.	The costs of the services to be provided by the Advisor and the structure of the Advisors fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board held a discussion and concluded that based on past performance and the Advisors commitment to the betterment of the Fund that the fees and expenses associated with the Advisor were acceptable.
It was also noted that the Funds 12b-1 fees were at an acceptable level. After taking into account all waivers and reimbursements, the Board concluded that the 12b-1 fees paid to the Advisor were fair and reasonable in light of comparative performance and expenses.
4.	Economies of Scale. The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Fund grow and the Funds expense ratio begins to show signs of reduction.
The Board concluded that there were no effective economies of scale to be shared by the Advisor at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.
5.	The profits to be realized by the Advisor and its affiliates from their relationship with the Fund. The Board considered the 12b-1 fees paid to the Advisor and to affiliates for the sale and distribution of shares and shareholder service fees paid to the advisor and underwriter as well as other fees paid to affiliates. After such review, the Board determined that the profitability rates to the Advisor with respect to the Advisory Agreement are not excessive, and that the Advisor had maintained adequate profit levels to support the services to the Fund.

No single factor was determinative of the Boards decision to approve the continuance of the Advisory Agreement. The Board based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable to the Fund, and that the Funds shareholders received reasonable value in return for the advisory fees paid. The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

HYPOTHETICAL PERFORMANCE CHARTS (unaudited)
The following charts compare the change in value of a $10,000 investment in the American Growth Fund versus the Value Line Composite Index. Returns reflect a sales load for Class A and D while Class B and C are without a sales load.
Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so that an investors shares, when redeemed, may be worth more or less than their original cost. Current performance data to the most recent month end can be obtained by calling 1-800-525-2406.
                                                                    page 23
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(Graphic - bar chart)
                                                Value Line
		Class A	Class B	Class C	Class D	Composite Index
		-----------------------------------------------
7/31/2000	10,000 	10,000 	10,000 	10,000 	10,000.00
7/31/2001	5,668 	5,620 	5,633 	5,689 	9,441.00
7/31/2002	3,107 	3,046 	3,053 	3,136 	6,798.00
7/31/2003	3,829 	3,715 	3,723 	3,867 	7,606.00
7/31/2004	3,771 	3,640 	3,649 	3,824 	8,643.00
7/31/2005	4,335 	4,145 	4,140 	4,382 	10,172.00
7/31/2006	4,306 	4,086 	4,095 	4,368 	10,021.00
7/31/2007	4,971 	4,695 	4,691 	5,070 	11,441.00
7/31/2008	4,320 	4,041 	4,051 	4,411 	9,127.00
7/31/2009	3,598 	3,343 	3,336 	3,681 	7,224.00
7/31/2010	3,674 	3,392 	3,385 	3,770 	7,748.00

                                                                    page 24
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                                                                    page 25
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                                                                    page 26
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On 3/1/96, the Fund adopted a multi-class distribution arrangement to issue additional classes of shares, designated as Class A, Class B and Class C shares. Shares existing prior to 3/1/96 became Class D shares. Class A and Class D shares are subject to a maximum front-end sales charge of 5.75%, Class B shares are subject to a maximum contingent deferred sales charge of 5% and Class C shares are subject to a 1% contingent deferred sales charge within the first year of purchase. The Fund may incur 12b-1 expenses up to an annual maximum of .30 of 1% on its average daily net assets of its Class A shares, 1% of its average daily net assets of its Class B shares, and 1% of its average daily net assets of its Class C shares. Class D shares have no 12b-1 fees. Performance figures for Class D shares include the 5.75% initial sales charge and assume the reinvestment of income dividends and capital gain distributions. Performance quoted represents past performance. The investment return and principal value of an investment will fluctuate so that the investors shares, when redeemed, may be worth more or less than their original cost. This material must be preceded or accompanied by a current prospectus. If you have not received, or need a current prospectus, please feel free to call for one at 1-800-525-2406. Please read the prospectus carefully before investing. Period ending 07/31/2010. For current performance figures please call 1-800-525-2406.

		                        5 years		10 years
                        1 year		annualized	annualized
Class D without load	2.72%		-2.91%		-9.29%
Class D with load*	-3.30%		-4.07%		-9.83%
Class A without load	2.41%		-3.20%		-9.53%
Class A with load*	-3.41%		-4.32%		-10.06%
Class B without load	1.78%		-3.87%		-10.25%
Class C without load	1.79%		-3.89%		-10.27%
*Includes a 5.75% sales charge based on a $10,000 initial purchase.

                                                                    page 27
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TRANSFER AGENT: Fund Services, Inc., 8730 Stony Point Parkway, Stony Point
Bldg. III - Suite # 205, Richmond, VA 23235
CUSTODIAN: UMB Bank NA Investment Services Group, 928 Grand Blvd, Fifth Floor, Kansas City, MO 64106
RETIREMENT PLAN CUSTODIAN: UMB Bank NA Investment Services Group, 928
Grand Blvd, Fifth Floor, Kansas City, MO 64106
INDEPENDENT AUDITORS: Tait, Weller & Baker LLP, 1818 Market St., Suite 2400, Philadelphia, PA 19103
LEGAL COUNSEL: Jones & Keller, 1999 Broadway, Suite 3150, Denver, CO 80202 UNDERWRITER/DISTRIBUTOR: World Capital Brokerage, Inc., 1917 Market Street, Denver, CO 80202

OFFICERS AND DIRECTORS
Robert Brody 		President and Director
Timothy E. Taggart	Treasurer
Dr. Brian Brody		Director
Eddie R. Bush 		Director
Harold Rosen 		Director
John Pasco III		Director
Michael L. Gaughan	Secretary

INVESTMENT ADVISOR
Investment Research Corporation
1917 Market Street
Denver, CO 80202
OFFICERS AND DIRECTORS
Robert Brody	President, Treasurer, and Director
Timothy E. Taggart	Executive Vice President and Director
Michael L. Gaughan	Secretary

9/2010                                                   back cover page 28
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Item 2 Code of Ethics
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(a) American Growth Fund, Inc. has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. American Growth Fund, Inc. will provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Growth Fund, Inc. by calling 800-525-2406, on the internet at www.americangrowthfund.com or by writing to:

American Growth Fund, Inc.
1917 Market Street
Denver, CO 80202

(b) The Code of Ethics for American Growth Fund is as follows:

AMERICAN GROWTH FUND, INC.
CODE OF ETHICS

American Growth Fund, Inc.'s code of ethics statement of general principles are listed below, and all advisory and access persons are expected to adhere to them at all times.
1.	All advisory and access persons have a duty at all times to place the interests of shareholders first.
2.	All personal securities transactions are to be conducted consistent with the code of ethics and in such a manner as to avoid any actual or potential conflict of interest or any abuse of any individual's position of trust and responsibility; and
3.	No advisory or access person will take inappropriate advantage of their position.

A.  "Definitions"
1.	"Fund" means American Growth Fund, Inc.
2.	"Access person" means officer, or advisory person of the Fund.
3.	"Advisory person" means (a) any employee of the Fund or of any company in a control relationship to the Fund, who, in connection with his regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a security by the Fund, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and (b) any natural person in a control relationship to the Fund who obtains information concerning recommendations made to the Fund with regard to the purchase or sale of a security. A person does not become an "advisory person" simply by virtue of the following: (i) normally assisting in the reports, but not receiving information about current recommendations or trading; or (ii) a single instance of obtaining knowledge of current recommendations or trading activity, or infrequently and inadvertently obtaining such knowledge.
4.	A security is "being considered for purchase or sale" when a recommendation to purchase or sell a security has been made and is being acted upon.
5.	"Beneficial ownership" shall be interpreted in the same manner as it would be in determining whether a person is subject to the provisions of
Section 16 of the Securities Exchange Act of 1934 and the rules and regulations thereunder, except that the determination of direct or indirect beneficial ownership shall apply to all securities which an access person has or acquires.
6.	"Control" shall have the same meaning as that set forth in Section
2(a)(9) of the Investment Company Act of 1940.
7.	"Purchase or sale of a security" includes, inter alia, the purchase or sale of an instrument defined below as a security and the writing of an option to purchase or sell a security.
8.	"Security" shall have the meaning set forth in Section 2(a)(36) of the Investment Company Act, except that it shall not include shares of registered open-end investment companies, securities issued by the Government of the United States, short term debt securities which are;"government securities"; within the meaning of Section 2(a)(16) of the Investment
Company Act, bankers'; acceptances, bank certificates of deposit, commercial paper, and such other money market instruments as designated by the Board of Directors for the Fund.
9.	"Security held or to be acquired" by the Fund means any security as defined herein which within the most recent 15 days, (i) is or has been held by the Fund, or (ii) is being or has been considered by the Fund for purchase by the Fund.
B.	Applicability of Restrictions and Procedures
American Growth Fund, Inc. applies the code of ethics equally to all access persons. The only exempted transactions are:
1.	Purchases which are part of an automatic dividend reinvestment plan.
2.	Purchases or sales which receive the prior approval of the Board of
Directors for the Fund or the CCO because:  (i) the potential harm to the
Fund is remote; (ii) because they would be very unlikely to affect a highly institutional market, or (iii) because they clearly are not related economically to the securities to be purchased, sold or held by the Fund.
C.	Substantive Restrictions on Personal Investing Activities
The following restrictions apply to all access persons:
1.	Initial Public Offerings.   All access persons are prohibited from
acquiring any securities in an initial public offering without receiving written prior approval from the Chief Compliance Officer.
2.	Private Placements.  All access persons must have, written, prior approval of any acquisition of securities in a private placement. This prior approval must take into account, among other factors, whether the investment opportunity should be reserved for an investment company and its shareholders, and whether the opportunity is being offered to the individual by virtue of his or her position with the Fund. Anyone authorized to acquire securities in a private placement will be required to disclose that investment if or when they play a part in any subsequent considerations of an investment in the issuer. In such a circumstance, the investment company's decision to purchase securities of the issuer would be subject to an independent review by investment personnel with no personal interest in the issuer.
3.	Blackout Periods.  All access persons are prohibited from executing a securities transaction on a day during which the Fund has a pending "buy"
or "sell" order in that same security until that order is executed or withdrawn. In addition, the portfolio manager is prohibited from buying or selling a security within at least seven calendar days before and after the Fund trades in that security. Any such trades generally will be unwound or, if that is impractical, all profits from the trading will be disgorged to the appropriate investment company (or, alternatively, to a charitable organization).
4.	Ban on Short-Term Trading Profits.  In addition to the blackout periods described above, all access persons, absent permission to engage in short term trading, are prohibited from profiting in the purchase and sale, or sale and purchase, of the same (or equivalent) securities within 60 calendar days unless prior written approval is obtained from the Chief Compliance Officer ("CCO"). Any profits realized on such short-term, non CCO approved trades will be required to be disgorged.
5.	Gifts.  All access persons are prohibited from receiving any gift or other thing of more than de minimis value from any person or entity that does business with or on behalf of the Fund. Prior written approval for any gift must be obtained from the Fund.
6.	Service as a Director.  All access persons are prohibited from serving on the boards of directors of publicly traded companies, absent prior authorization based upon a determination that the board service would be consistent with the interests of the Fund and its shareholders. In the relatively small number of instances in which board service is authorized, persons serving as directors should be isolated from those making investment decision concerning the companies or company as which they serve as a director through "Chinese Wall" or other procedures.
D.	Compliance Procedures.
The following compliance procedures have been adopted in order to assure that the above restrictions are complied with by all access persons:
1.	Preclearance.  All access persons excluding the dis-interested board of directors must "preclear" all personal securities investments. Written approval must be obtained from the designated officer of the Fund prior to the order being executed.
2.	Records of Securities Transactions.  All access persons must direct their brokers to supply to a designated compliance official, on a timely basis, duplicate copies of confirmations of all personal securities transactions and copies of periodic statements for all securities accounts.
3.	Post-Trade Monitoring.  We will from time to time monitor personal investment activity by access persons after pre-clearance has been granted.
4.	Disclosure of Personal Holdings.  All access persons are required to disclose all personal securities holdings upon commencement of employment and thereafter on a quarterly basis.
5.	Certification of Compliance With Codes of Ethics.  All access persons are required to certify annually that they have read and understand the code of ethics and recognize that they are subject thereto. Further, all access persons are required to certify annually that they have complied with the requirements of the code of ethics and that they have disclosed or reported all personal securities transactions required to be disclosed or reported pursuant to the requirements of the code.
6.	Quarterly Transaction Reports. All access persons are required to submit on a quarterly basis a dated Quarterly Transaction Report as provided by the Fund. Access persons are required to disclose all security transactions in detail including; transaction type, trade date, price, name of security, number of shares, name of broker and the dollar amount of transaction. Access persons must also provide copies of all statements for all accounts held regardless of whether there was a transaction in that quarter reported.
7.	Review by The Board of Directors.  The Fund's management will prepare an annual report to the board of directors that, at a minimum  ---
a.	Summarizes existing procedures concerning personal investing and any changes in the procedures made during the past year;
b.	Identifies any violations requiring significant remedial action during the past year; and
c.	Identifies any recommended changes in existing restrictions or procedures based upon the Fund's experience under its code of ethics, evolving industry practices, or developments in applicable laws or regulations.
E.	Sanctions
Upon discovering a violation of this Code, the Board of Directors or CCO may impose such sanctions as it deems appropriate, including, inter alia, a letter of censure or suspension or termination of the employment of the violator.
F.	Review Process
All monthly reports will be reconciled back to their pre-approved list by a non-interested person. The CCO will perform an additional review.

(c) All access persons can now purchase Initial Public Offerings for any securities with prior writen approval from the Chief Compliance Officer.

(d)     No waivers were granted.

(e)     N/A

(f)     Included in the report N-CSR.

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Item 3 Audit Committee Financial Expert
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(a)	Ed Bush serves as a non-independent audit committee financial
	expert for American Growth Fund, Inc.'s Audit Committee. Ed Bush is a CPA with a private practice.

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Item 4 Principal Accountant Fees and Services
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(a)     Audit Fees
        The fee for the audit by Tait, Weller & Baker LLP. for the fiscal year ended July 31, 2008 was $26,100. Actual expenses for the audit conducted by Tait, Weller & Baker, LLP for fiscal year ended July 31, 2009 totaled $27,400.

        Tait, Weller & Baker LLP. has provided no other services to us.

(b)     No other fees were paid to Tait, Weller & Baker LLP.

(c)     No other fees were paid to Tait, Weller & Baker LLP.

(d)     No other fees were paid to Tait, Weller & Baker LLP.

(e)(1) 	Audit Committees Pre-Approval Policies and Procedures
	The Audit Committee has not adopted pre-approval policies and procedures. The Audit Committee approves the engagement of the American Growth Fund, Inc.'s accountant to render audit or non-audit services before the accountant is engaged by American Growth Fund,Inc. All services provided to American Growth Fund Inc. during 2008 and 2009 were pre-approved by the audit committee.

(e)(2)  No Items were approved by the Audit Committee.

(f)	All services were performed by the principal accounts full time,
	permanent employees.

(g) All services were performed by the principal accounts full time, permanent employees.

(h)	None.

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Item 5 Audit Committee of Listed Registrants
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(a)     American Growth Fund, Inc. Audit Committee:
        Ed Bush - CPA with a private practice (Financial Expert)
        Dr. Brian Brody - Doctor of Professional Psychology
        John Pasco III - Treasurer and a Director of Commonwealth Shareholder Services, Inc. ("CSS") a Fund Administrator; President and
        Director of First Dominion Capital Corp. ("FDCC"), a FINRA registered Broker Dealer; President and Director of Fund Services, Inc., a Transfer and Disbursing Agent; President and Treasurer of Commonwealth Capital Management, Inc. an SEC registered Investment Advisor; President of Commonwealth Capital Management, LLC, an SEC registered Investment Advisor; President and Director of
        Commonwealth Fund Accounting, Inc., which provides bookkeeping services to the Fund; and Chairman and Trustee of The World Insurance Trust, a registered investment company, since May, 2002. Mr. Pasco is also a certified public accountant.

(b)	N/A

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Item 6 Schedule of Investments
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Included in the before presented Annual Report.

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Item 7 Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies
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n/a
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Item 8 Portfolio Managers of Closed-End Management Investment Companies.
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n/a
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Item 9 Purchases of Equity Securities by Closed-End Management Investment
Company and Affiliated Purchases
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n/a
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Item 10 Submission of Matters to a Vote of Security Holders
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None.
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Item 11 Controls and Procedures
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(a)     The registrants principal executive officer and principal financial
	officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1940 is recorded, processed, summarized and reported within the time periods specified in the Commissions rules and forms.

(b)	There were no changes in the Fund's internal controls over
	fiscal reporting.

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Item 12 Exhibits
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30a-2(a) certification brody
30a-2(a) certification taggart
Code of Ethics 2010
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SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ______________________________________________________________

By (Signature and Title)*__________________________________________________

Date________________________


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)* /s/ Robert Brody, President

                          Date 09/23/2010




By (Signature and Title)* /s/ Timothy E. Taggart, Executive Vice President

			  Date 09/23/2010

* Print the name and title of each signing officer under his or her signature.
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